Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 05, 2011	Dec. 31, 2010
Assets
Equity securities, trading, at fair value (cost - $824,723; 2012 - $450,766)	$ 956,604	$ 954,111		$ 500,929
Debt securities, trading, at fair value (cost - $408,754; 2012 - $249,110)	660,677	441,424		279,331
Other investments, at fair value	97,765	65,329		157,430
Total investments in securities and commodities	1,715,046	1,460,864		937,690
Cash and cash equivalents	32,693	31,625	18,663	34,005	603,841	0	0
Restricted cash and cash equivalents	261,966	193,577		77,627
Due from brokers	182,927	98,386		131,785
Securities purchased under an agreement to sell	19,897	38,147		60,408
Derivative assets, at fair value	37,260	39,045		25,628
Interest and dividends receivable	5,032	2,615		2,088
Reinsurance balances receivable	269,747	191,763		84,280
Deferred acquisition costs, net	124,373	91,193		45,383
Unearned premiums ceded	91	0
Loss and loss adjustment expenses recoverable	1,412	9,277	6,284	0	0
Other assets	3,701	3,398		3,123
Total assets	2,654,145	2,159,890		1,402,017
Liabilities
Accounts payable and accrued expenses	7,521	9,456		5,278
Reinsurance balances payable	21,651	9,081		0
Deposit liabilities	142,990	120,946		50,446
Unearned premium reserves	363,666	265,187		93,893
Loss and loss adjustment expense reserves	187,313	134,331		67,271
Securities sold, not yet purchased, at fair value	45,667	56,056		176,454
Due to brokers	306,927	44,870		66,107
Derivative liabilities, at fair value	12,346	8,819		12,992
Performance fee payable to related party	21,837	0
Interest and dividends payable	589	748		1,255
Total liabilities	1,110,507	649,494		473,696
Commitments and contingent liabilities
Shareholders' equity
Preference shares (par value $0.10; authorized, 30,000,000; none issued)	0	0		0
Common shares (par value $0.10; authorized, 300,000,000; issued and outstanding, 103,888,916 (2012: 78,432,132))	10,403	10,389		7,843
Additional paid-in capital	1,063,254	1,055,690		762,430
Retained earnings	390,656	325,582		98,271
Shareholders’ equity attributable to shareholders	1,464,313	1,391,661		868,544
Non-controlling interests	79,325	118,735		59,777
Total shareholders' equity	1,543,638	1,510,396	1,364,398	928,321	585,425
Total liabilities and shareholders' equity	$ 2,654,145	$ 2,159,890		$ 1,402,017